Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of consolidated Group's transactions with its related parties
The following tables further summarize the Group’s transactions with its related parties.

	2025
	The shareholder, the Swedish State		Companies and organizations controlled through a common owner, the Swedish State		Total
Skr mn	Assets/liabilities	Interest income/interest expense	Assets/liabilities	Interest income/interest expense	Assets/liabilities	Interest income/interest expense
Cash	1,000	33	—	—	1,000	33
Treasuries/government bonds	11,585	177	—	—	11,585	177
Other interest-bearing securities except loans	5,998	171	1,253	43	7,251	215
Loans in the form of interest-bearing securities	—	—	6,061	216	6,061	216
Loans to credit institutions	1,070	3	2,829	135	3,898	139
Loans to the public	—	—	206	6	206	6
Settlement claim against the State[1]	448	—	—	—	448	—
Total	20,101	385	10,348	401	30,449	786
Other liabilities	—	—	—	—	—	—
Settlement debt against the State[1]	3,037	—	—	—	3,037	—
Total	3,037	—	—	—	3,037	—

	2024
	The shareholder, the Swedish State		Companies and organizations controlled through a common owner, the Swedish State		Total
Skr mn	Assets/liabilities	Interest income/interest expense	Assets/liabilities	Interest income/interest expense	Assets/liabilities	Interest income/interest expense
Cash	1,000	94	—	—	1,000	94
Treasuries/government bonds	1,650	23	—	—	1,650	23
Other interest-bearing securities except loans	10,994	340	2,105	59	13,099	399
Loans in the form of interest-bearing securities	—	—	6,088	248	6,088	248
Loans to credit institutions	—	—	3,029	146	3,029	146
Loans to the public	—	—	637	36	637	36
Settlement claim against the State[1]	8	—	—	—	8	—
Total	13,652	457	11,859	489	25,511	946
Other liabilities	—	—	—	—	—	—
Settlement debt against the State[1]	3,673	—	—	—	3,673	—
Total	3,673	—	—	—	3,673	—
1 For information about settlement claim or debt against the State, see Note 16, Note 19 and Note 24.